FINANCIAL RISK MANAGEMENT - Market risk (Details) $ in Millions, $ in Millions	Dec. 31, 2021 ARS ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ARS ($)
Financial risk management
Assets	$ 1,079,114		$ 1,135,163
Liabilities	(529,119)		(548,219)
DFI		$ 89
Net liability position in foreign currency not covered by DFI contracts		1,994
Currency risk
Financial risk management
Assets	19,969		31,160
Liabilities	(233,985)		(311,361)
Liabilities Net	$ (214,016)		$ (280,201)
Net liability position in foreign currency not covered by DFI contracts		$ 1,994